Cover	May 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2026
Entity File Number	001-41010
Entity Registrant Name	Quantum Cyber N.V.
Entity Central Index Key	0001874252
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	1501 Belvedere Road Suite 500
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33406
City Area Code	561
Local Phone Number	562-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value €0.01 per share
Trading Symbol	QUCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false